Allianz AGIC Focused Opportunity Fund (First Prospectus Summary) | Allianz AGIC Focused Opportunity Fund
Allianz AGIC Focused Opportunity Fund
Investment Objective
The Fund seeks to maximize long-term capital appreciation.
Fees and Expenses of the Fund
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Management Fees	Distribution and/or Service (12b-1) Fees	Other Expenses	Total Annual Fund Operating Expenses	Expense Reductions		Total Annual Fund Operating Expenses After Expense Reductions
Allianz AGIC Focused Opportunity Fund Institutional Class	0.80%	none	3.90%	4.70%	(3.60%)	[1]	1.10%	[1]
[1]	Total Annual Fund Operating Expenses After Expense Reductions reflect the effect of a contractual agreement by the Manager to irrevocably waive its management fee and/or reimburse the Fund through March 31, 2013 to the extent that Total Annual Fund Operating Expenses, including payment of organizational and offering expenses but excluding interest, tax, and extraordinary expenses, and certain credits and other expenses, exceed 1.10% for Institutional Class shares. Under the Expense Limitation Agreement, the Manager may recoup waived or reimbursed amounts for three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

Examples.
The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest
$10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions. The Examples are based, for the first year, on Total Annual Fund
Operating Expenses After Expense Reductions and, for all other periods, on Total Annual
Fund Operating Expenses.
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Allianz AGIC Focused Opportunity Fund Institutional Class	112	1,092	2,077	4,567

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities
(or "turns over" its portfolio). The Fund's portfolio turnover rate from its inception on
December 27, 2010 through the end of its fiscal year on November 30, 2011 was less than 167%.
High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Examples above, can adversely affect the Fund's investment performance.
Principal Investment Strategies
The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of "growth"
companies with market capitalizations typically between $500 million and $15 billion. The portfolio managers use a
bottom-up, fundamental analysis of small- to mid-capitalization companies, and consider "growth" companies to include companies that they believe to have above-average growth prospects. The portfolio managers consider fundamental characteristics such as revenue growth, volume and pricing trends, profit margin behavior, margin expansion opportunities, financial strength, cash flow growth, asset value growth and earnings growth. The portfolio managers search for companies with sustainable growth, reasonable valuation, potential earnings surprise and an acceptable cash flow.
The investment process includes both quantitative and qualitative analysis, and portfolio managers generate investment ideas from numerous sources. The portfolio managers determine relative
position sizes for the Fund's holdings based upon potential upside performance, downside risk, sector exposure and overall conviction in the company. The portfolio managers seek to diversify the portfolio among different industries, sectors, market
capitalizations and growth characteristics. In addition to common stocks and other equity securities (such as preferred stocks, convertible securities and warrants), the Fund may invest in securities issued in initial public offerings (IPOs), and may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. Although the
Fund did not expect to invest significantly in derivative
instruments during its initial fiscal period, it may do so at any time.
Principal Risks
The Fund's net asset value, yield and total return will be affected by the allocation determinations, investment decisions and
techniques of the Fund's management, factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers, and factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them (Management Risk, Issuer
Risk, Market Risk). Equity securities may react more strongly to changes in an issuer's financial condition or prospects than other securities of the same issuer, and securities issued by smaller companies may be more volatile and present increased liquidity risk (Equity Securities Risk, Smaller
Company Risk). Other principal risks  include: Credit Risk (an issuer or counterparty may default on obligations);  Focused Investment Risk
(focusing on a limited number of issuers, sectors, industries or geographic regions increases risk and volatility); IPO Risk (securities purchased in initial public offerings have no trading history, limited issuer information and increased volatility); Liquidity Risk (the lack of an active market for investments may cause delay in disposition or force a sale below fair value); Non-U.S. Investment Risk, Currency Risk (non-U.S.
securities markets and issuers may be more volatile, smaller, less-liquid, less transparent and subject to less oversight, and
non-U.S. securities values may also fluctuate with currency
exchange rates); and Turnover Risk (high levels of portfolio turnover increase transaction costs and taxes and may lower
investment performance). Please see "Summary of Principal Risks" in the Fund's statutory prospectus for a more detailed description of the Fund's risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance
Corporation or any other government agency.
Performance Information
The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund's average annual total returns with those of a broad-based market index and a performance average of similar mutual funds. The bar chart and the information to its right show performance of the Fund's Institutional Class shares. Past performance, before and after taxes, is not necessarily predictive of future performance. Visit
www.allianzinvestors.com for more current performance information.
The bar chart and the information to its right show performance of the Fund's Institutional Class shares.
Calendar Year Total Returns - Institutional Class

Highest and Lowest Quarter Returns (for periods shown in the bar chart) Highest 01/01/2011-03/31/2011 16.12% Lowest 07/01/2011-09/30/2011 -25.19%
After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold
Fund shares through tax-deferred arrangements such as 401(k)
plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other share classes will vary.
Average Annual Total Returns (for periods ended 12/31/11)
Average Annual Total Returns Allianz AGIC Focused Opportunity Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Institutional Class	Institutional Class - Before Taxes	(6.17%)	(6.05%)	Dec. 27, 2010
Institutional Class After Taxes on Distributions	Institutional Class - After Taxes on Distributions	(8.56%)	(8.41%)	Dec. 27, 2010
Institutional Class After Taxes on Distributions and Sales	Institutional Class - After Taxes on Distributions and Sale of Fund Shares	(4.04%)	(6.50%)	Dec. 27, 2010
Russell 2500 Growth Index	Russell 2500 Growth Index	(1.57%)	(2.25%)	Dec. 27, 2010
Lipper Small-Cap Growth Funds Average	Lipper Small-Cap Growth Funds Average	(3.35%)	(3.35%)	Dec. 27, 2010